Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Mar. 31, 2022
Additional information [abstract]
Condensed Income Statement of the Parent Business Activity
Condensed income statement of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2022	2021
Operating Income/(expenses)	10,111	(155,501)
Dividend income	—	68,431
Net finance costs	517	50
Profit / (Loss) before tax	10,628	(87,020)
Income tax expense	(667)	(446)
Profit / (Loss) for the year	9,961	(87,466)

Condensed Statement of Financial Position of the Parent Company
Condensed statement of financial position of the Parent Company

(EUR thousand)	As of March 31
	2022	2021

ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	50,083	59,289
Non-current assets	1,468,363	1,477,569
Current assets	313	310
Total assets	1,468,676	1,477,879
EQUITY AND LIABILITIES
Share capital	1,679,232	1,678,506
Other reserves	(148,338)	(152,128)
Accumulated losses	(78,819)	(88,780)
Total equity	1,452,075	1,437,598
Liabilities
Non-current liabilities	—	—
Current liabilities	16,601	40,281
Total liabilities	16,601	40,281
Total equity and liabilities	1,468,676	1,477,879

Condensed Statement of Cash Flows of the Parent Company
Condensed statement of cash flows of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2022	2021
(Loss) / Profit before tax	10,628	(87,020)
Capital reorganization non-cash items	—	125,620
Movement in loans with group companies	9,205	(59,529)
Other non-cash items	(14,400)	12,096
Changes in working capital	(5,588)	8,833
Net cash from operating activities	(155)	—
Proceeds from issuance of share capital	—	222
(Acquisition) / Proceeds of treasury shares	(10)	65
Net cash from financing activities	(10)	287
Net increase/(decrease) in cash and cash equivalents	(165)	287
Cash and cash equivalents at beginning of year	287	—
Cash and cash equivalents at end of year	122	287

Schedule of IFRS Loss Reconciliation for Parent Company	The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

(EUR thousand)	For the financial year ended March 31
	2022	2021
IFRS profit / (loss) reconciliation:
Parent only– IFRS profit / (loss) for the year	9,961	(87,466)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(105,196)	(345,506)
Consolidated IFRS (loss) for the year	(95,235)	(432,972)
IFRS equity reconciliation:
Parent only– IFRS equity	1,452,075	1,437,598
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,643,600)	(1,544,967)
Consolidated– IFRS equity	(191,525)	(107,369)